AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Real Estate – 95.3%
Diversified Real Estate Activities – 5.7%
City Developments Ltd.(a)	202,700	$1,138,816
Daito Trust Construction Co., Ltd.	7,500	711,019
Mitsui Fudosan Co., Ltd.	302,900	6,769,637
Sun Hung Kai Properties Ltd.	310,000	3,700,511

		12,319,983

Diversified REITs – 5.7%
Alexander & Baldwin, Inc.(b)	65,860	1,311,273
Armada Hoffler Properties, Inc.	170,660	2,419,959
Charter Hall Long Wale REIT	418,220	1,341,384
Cofinimmo SA	7,860	884,556
Essential Properties Realty Trust, Inc.	106,350	2,565,162
ICADE	16,390	820,592
Merlin Properties Socimi SA	185,610	1,990,816
NTT UD REIT Investment Corp.	957	1,096,424

		12,430,166

Health Care REITs – 7.0%
Assura PLC	1,489,060	1,247,906
Medical Properties Trust, Inc.	165,510	2,853,392
Ventas, Inc.	86,860	4,671,331
Welltower, Inc.	74,090	6,396,931

		15,169,560

Hotel & Resort REITs – 3.2%
Invincible Investment Corp.	7,104	2,234,793
Park Hotels & Resorts, Inc.	171,070	2,666,982
RLJ Lodging Trust	166,270	2,076,712

		6,978,487

Industrial REITs – 17.1%
Americold Realty Trust, Inc.	83,266	2,726,961
Ascendas Real Estate Investment Trust(a)	595,500	1,281,789
Centuria Industrial REIT	633,800	1,414,097
Dream Industrial Real Estate Investment Trust	197,227	1,943,700
Duke Realty Corp.	81,730	5,113,029
GLP J-REIT(a)	782	1,028,450
Industrial & Infrastructure Fund Investment Corp.(a)	729	1,013,612
LondonMetric Property PLC	370,980	1,131,256
Mapletree Logistics Trust(a)	818,425	1,044,550
Mitsui Fudosan Logistics Park, Inc.(a)	226	887,622
Plymouth Industrial REIT, Inc.	26,388	508,233
Prologis, Inc.	72,580	9,621,205
Rexford Industrial Realty, Inc.	54,060	3,536,065
Segro PLC	241,315	3,228,307
STAG Industrial, Inc.	86,130	2,823,341

		37,302,217

Office REITs – 4.5%
City Office REIT, Inc.	158,690	2,237,529
Cousins Properties, Inc.	73,802	2,276,792
Daiwa Office Investment Corp.	221	1,121,190

Company	Shares	U.S. $ Value

Derwent London PLC	18,860	$658,442
Kenedix Office Investment Corp. - Class A	233	1,252,398
Nippon Building Fund, Inc.	302	1,602,034
Workspace Group PLC	103,307	742,521

		9,890,906

Real Estate Development – 1.0%
CK Asset Holdings Ltd.	204,500	1,447,804
Instone Real Estate Group SE(c)	51,368	562,790
Longfor Group Holdings Ltd.(c)	69,000	230,555

		2,241,149

Real Estate Operating Companies – 6.2%
Azrieli Group Ltd.	10,820	867,298
CA Immobilien Anlagen AG	39,320	1,283,400
Castellum AB(a)	76,550	1,227,251
CTP NV(c)	55,547	714,320
Fastighets AB Balder - Class B(a) (b)	178,630	1,141,102
Hongkong Land Holdings Ltd.(a)	293,500	1,525,631
Hulic Co., Ltd.(a)	108,600	870,982
Shurgard Self Storage SA	17,850	920,722
TAG Immobilien AG	60,703	672,241
VGP NV	5,240	920,333
Vonovia SE	97,962	3,264,073

		13,407,353

Real Estate Services – 0.4%
Unibail-Rodamco-Westfield(b)	16,240	916,048

Residential REITs – 16.9%
American Campus Communities, Inc.	40,213	2,626,713
American Homes 4 Rent - Class A(a)	97,230	3,683,072
Equity LifeStyle Properties, Inc.	30,000	2,205,600
Equity Residential	71,900	5,636,241
Essex Property Trust, Inc.	14,850	4,254,971
Independence Realty Trust, Inc.	149,210	3,312,462
Kenedix Residential Next Investment Corp.(a)	633	1,064,134
Killam Apartment Real Estate Investment Trust	174,810	2,455,845
Minto Apartment Real Estate Investment Trust(c)	90,380	1,086,917
Sun Communities, Inc.	32,508	5,330,012
UDR, Inc.	81,570	3,947,988
UNITE Group PLC (The)	87,300	1,244,662

		36,848,617

Retail REITs – 12.5%
AEON REIT Investment Corp.(a)	1,151	1,349,998
Brixmor Property Group, Inc.	148,840	3,450,111
CapitaLand Integrated Commercial Trust(a)	1,303,284	2,058,824
Kite Realty Group Trust(a)	124,160	2,469,542
Link REIT	345,860	2,896,345
Mercialys SA	77,279	685,021
NETSTREIT Corp.	105,979	2,172,570
Phillips Edison & Co., Inc.	65,920	2,243,917
Shopping Centres Australasia Property Group	431,260	900,028
Simon Property Group, Inc.	22,380	2,431,363

Company	Shares	U.S. $ Value

SITE Centers Corp.	205,200	$2,997,972
Spirit Realty Capital, Inc.(a)	67,990	3,014,677
Waypoint REIT Ltd.	320,220	589,875

		27,260,243

Specialized REITs – 15.1%
CubeSmart	92,870	4,259,947
Equinix, Inc.	14,020	9,866,435
National Storage Affiliates Trust	65,570	3,595,859
Public Storage	24,780	8,088,440
Safestore Holdings PLC	120,761	1,681,549
VICI Properties, Inc.	154,850	5,294,321

		32,786,551

		207,551,280

Transportation – 1.1%
Highways & Railtracks – 1.1%
Transurban Group	236,720	2,419,678

Telecommunication Services – 0.9%
Integrated Telecommunication Services – 0.9%
Cellnex Telecom SA	20,460	915,158
Infrastrutture Wireless Italiane SpA	107,420	1,128,809

		2,043,967

Materials – 0.8%
Construction Materials – 0.4%
GCC SAB de CV	144,530	897,787

Paper Products – 0.4%
Stora Enso Oyj - Class R	54,530	843,344

		1,741,131

Utilities – 0.7%
Gas Utilities – 0.7%
APA Group(a)	171,200	1,403,729

Consumer Durables & Apparel – 0.5%
Homebuilding – 0.5%
PulteGroup, Inc.	27,090	1,181,666

Total Common Stocks (cost $202,027,247)		216,341,451

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(d) (e) (f) (cost $992,155)	992,155	992,155

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $203,019,402)		217,333,606

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(d) (e) (f) (cost $2,062,840)	2,062,840	$2,062,840

Total Investments – 100.7% (cost $205,082,242)(g)		219,396,446
Other assets less liabilities – (0.7)%		(1,490,529)

Net Assets – 100.0%		$217,905,917

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	745	JPY	102,134	09/08/2022	$23,002
Bank of America, NA	USD	1,488	SGD	2,091	09/15/2022	25,406
Bank of America, NA	EUR	6,126	USD	6,236	09/29/2022	(50,363)
Barclays Bank PLC	GBP	445	USD	558	08/25/2022	15,584
Barclays Bank PLC	NOK	6,135	USD	604	09/22/2022	(31,390)
BNP Paribas SA	USD	614	NOK	6,135	09/22/2022	21,854
Citibank, NA	USD	755	CAD	974	10/27/2022	5,125
Deutsche Bank AG	USD	517	SEK	5,274	09/22/2022	3,463
HSBC Bank USA	USD	711	NZD	1,101	08/26/2022	(18,510)
Morgan Stanley & Co., Inc.	USD	3,555	CHF	3,479	09/08/2022	109,761
Morgan Stanley & Co., Inc.	MXN	12,757	USD	615	09/29/2022	(3,975)
State Street Bank & Trust Co.	GBP	403	USD	497	08/25/2022	5,492
State Street Bank & Trust Co.	CHF	896	USD	924	09/08/2022	(19,361)
State Street Bank & Trust Co.	JPY	102,134	USD	746	09/08/2022	(21,517)
State Street Bank & Trust Co.	USD	1,371	SEK	13,933	09/22/2022	3,249
State Street Bank & Trust Co.	USD	438	EUR	431	09/29/2022	4,173

						$71,993

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $2,594,582 or 1.2% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,179,462 and gross unrealized depreciation of investments was $(13,793,265) resulting in net unrealized appreciation of $14,386,197.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2022 (unaudited)

62.5%	United States
9.7%	Japan
4.6%	United Kingdom
4.4%	Hong Kong
3.7%	Australia
2.5%	Singapore
2.5%	Canada
2.1%	Germany
1.3%	Spain
1.3%	Belgium
1.1%	France
1.1%	Sweden
0.6%	Austria
2.1%	Other
0.5%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. "Other" country weightings represent 0.5% or less in the following: China, Finland, Israel, Italy, Mexico and Netherlands. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$142,220,876	$65,330,404		$—	$207,551,280
Transportation	—	2,419,678		—	2,419,678
Telecommunication Services	—	2,043,967		—	2,043,967
Materials	897,787	843,344		—	1,741,131
Utilities	—	1,403,729		—	1,403,729
Consumer Durables & Apparel	1,181,666	—		—	1,181,666
Short-Term Investments	992,155	—		—	992,155
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,062,840	—		—	2,062,840

Total Investments in Securities	147,355,324	72,041,122	(a)	—	219,396,446
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	217,109		—	217,109
Liabilities:
Forward Currency Exchange Contracts	—	(145,116)		—	(145,116)

Total	$147,355,324	$72,113,115		$—	$219,468,439

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,283	$45,367	$45,658	$992	$2
Government Money Market Portfolio*	5,489	44,604	48,030	2,063	9
Total	$6,772	$89,971	$93,688	$3,055	$11

*	Investments of cash collateral for securities lending transactions.